UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ocean Wood Capital Management LLP
           --------------------------------------------
Address:   4 Albemarle Street
           London, W1S 4GA
           --------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ William C. Nicholas
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  +44 207 758 5525
        -------------------------

Signature, Place, and Date of Signing:


  /s/ William C. Nicholas                    London                   02/14/2007
---------------------------                  ------                   ----------
        [Signature]                       [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            31
                                         ------------
Form 13F Information Table Value Total:  $223,333,549
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AMERICAN PWR CONVERSION CORP   COM              029066107 20019320  654440 SH       SOLE    NONE      654440      0    0
AMERISTAR CASINOS INC          COM              03070Q101  2244020   73000 SH       SOLE    NONE       73000      0    0
BROADWING CORP                 COM              11161E101 29381220 1881000 SH       SOLE    NONE     1881000      0    0
CAMECO CORP                    COM              13321L108  2613070   64600 SH       SOLE    NONE       64600      0    0
COGNOS INC                     COM              19244C109 12186020  287000 SH       SOLE    NONE      287000      0    0
COGNOS INC                     PUT              19244C110   430500    2870 PUT      SOLE    NONE        2870      0    0
EQUITY OFFICE PROPERTIES TRU   COM              294741103  5033765  104500 SH       SOLE    NONE      104500      0    0
EXPRESS SCRIPTS INC            COM              302182100  4833000   67500 SH       SOLE    NONE       67500      0    0
FIRST DATA CORP                COM              319963104  5104000  200000 SH       SOLE    NONE      200000      0    0
FIRST DATA CORP                PUT              319963104    60000    2000 PUT      SOLE    NONE        2000      0    0
GENESIS LEASE LTD              ADR              37183T107  1032150  426900 SH       SOLE    NONE      426900      0    0
GRACE W R & CO DEL NEW         COM              38388F108  5395500  272500 SH       SOLE    NONE      272500      0    0
HARRAHS ENTMT INC              COM              413619107  3102000   37500 SH       SOLE    NONE       37500      0    0
KANBAY INTL INC                COM              48369P207 14805934  514631 SH       SOLE    NONE      514631      0    0
KINDER MORGAN INC KANS         COM              49455P101 15333750  145000 SH       SOLE    NONE      145000      0    0
MID-STATE BANCSHARES           COM              595440108 14946246  410724 SH       SOLE    NONE      410724      0    0
MARTIN MARIETTA MATLS INC      COM              573284106 15274770  147000 SH       SOLE    NONE      147000      0    0
NCR CORP NEW                   COM              62886E108  4981540  116500 SH       SOLE    NONE      116500      0    0
ENSCO INTL INC                 COM              26874Q100  3223864   64400 SH       SOLE    NONE       64400      0    0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102  6403194   80100 SH       SOLE    NONE       80100      0    0
NOBLE CORPORATION              SHS              G65422100  6274760   82400 SH       SOLE    NONE       82400      0    0
GLOBALSANTAFE CORP             SHS              G3930E101  2733270   46500 SH       SOLE    NONE       46500      0    0
PLAYBOY ENTERPRISES INC        CL B             728117300   985560   86000 SH       SOLE    NONE       86000      0    0
PER-SE TECHNOLOGIES INC        COM              713569309  4457968  160474 SH       SOLE    NONE      160474      0    0
QUALCOMM INC                   COM              747525103 10033245  265500 SH       SOLE    NONE      265500      0    0
QUALCOMM INC                   PUT              747525103   145000    1000 PUT      SOLE    NONE        1000      0    0
RTI INTL METALS INC            COM              74973W107 20376310  260500 SH       SOLE    NONE      260500      0    0
RTI INTL METALS INC            PUT              74973W107   123500    1300 PUT      SOLE    NONE        1300      0    0
SECURITY CAPITAL ASSURANCE     COM              G8018D107  2223617   79900 SH       SOLE    NONE       79900      0    0
SKY FINL GROUP INC             COM              83080P103  7174956  251400 SH       SOLE    NONE      251400      0    0
WYNDHAM WORLDWIDE CORP         COM              98310W108  2401500   75000 SH       SOLE    NONE       75000      0    0